Schedule of Intangible Assets (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 96,200	$ 93,978	$ 94,543
Accumulated Amortization	(45,946)	(43,043)	(34,250)
Net Carrying Value	50,254	50,935	60,293
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	9,480	9,480	9,480
Accumulated Amortization	(2,934)	(2,765)	(2,088)
Net Carrying Value	$ 6,546	$ 6,715	$ 7,392
Estimated Useful Life (Years)	15 years	15 years	15 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 6,016	$ 6,003	$ 5,958
Accumulated Amortization	(2,455)	(2,263)	(1,642)
Net Carrying Value	$ 3,561	$ 3,740	$ 4,316
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years	5 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	10 years	10 years	10 years
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 70,900	$ 70,900	$ 70,900
Accumulated Amortization	(38,404)	(36,189)	(27,326)
Net Carrying Value	$ 32,496	$ 34,711	$ 43,574
Estimated Useful Life (Years)	8 years	8 years	8 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,596	$ 1,423	$ 4,633
Accumulated Amortization	(173)	(158)	(2,617)
Net Carrying Value	$ 1,423	$ 1,265	$ 2,016
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	4 years	4 years	4 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	19 years	19 years	19 years
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 8,208	$ 6,172	$ 3,572
Accumulated Amortization	(1,980)	(1,668)	(577)
Net Carrying Value	$ 6,228	$ 4,504	$ 2,995
Capitalized Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	3 years	3 years	3 years
Capitalized Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years	5 years	5 years